Government grants (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Government Subsidies [Abstract]
Government Subsidies, COVID - 19	$ 34
Reduction in cost of sales	27
Reduction in SG&A	7
Government subsidies not yet received	$ 2